UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/09

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             SC X Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 180
                  Menlo Park, CA  94025

Form 13F File Number:      28-12108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz             Menlo Park, California             11/10/09

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                       6
Form 13F Information Table Value Total:                $266,983
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                      SC X MANAGEMENT, LLC
                                  FORM 13F INFORMATION TABLE
                                         AS OF 09/30/2009



                       TITLE                 VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED  NONE
-------------------  ----------  ------    --------  --------    ---  ----  ------- --------  ------  ------  ----

A123 SYSTEMS. INC.   COMMON	 03739T108   61,540   2,886,506	  SH	      SOLE	       2,886,506
ALCATEL		     ADR	 013904305      665     148,083	  SH	      SOLE	         148,083
ARUBA NETWORKS INC.  COMMON	 043176106  116,830  13,216,047	  SH	      SOLE	      13,216,047
CISCO SYSTEMS INC.   COMMON	 17275R102   16,854     715,981	  SH	      SOLE		 715,981
ISILON SYSTEMS INC.  COMMON	 46432L104   71,075  11,651,603	  SH	      SOLE	      11,651,603
OPNEXT		     COMMON	 68375V105  	 19	  6,362	  SH	      SOLE		   6,362
